Fair Value (Details) (Fair Value, Measurements, Recurring, USD $) (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Assets, Fair Value Disclosure, Recurring	$ 42,366	$ 69,990	$ 84,343
Certificates of Deposit [Member]
Assets
Assets, Fair Value Disclosure, Recurring		200	200
Money Market Funds [Member]
Assets
Assets, Fair Value Disclosure, Recurring	4,009	769	27
Commercial Paper [Member]
Assets
Assets, Fair Value Disclosure, Recurring	11,800	12,910	23,932
Corporate notes [Member]
Assets
Assets, Fair Value Disclosure, Recurring	2,501	16,713	6,294
Government sponsored enterprise issues [Member]
Assets
Assets, Fair Value Disclosure, Recurring	20,880	36,167	36,577
U.S. Treasury securities [Member]
Assets
Assets, Fair Value Disclosure, Recurring	3,176	3,231	17,313
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Assets, Fair Value Disclosure, Recurring	4,009	969	227
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Certificates of Deposit [Member]
Assets
Assets, Fair Value Disclosure, Recurring		200	200
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Assets
Assets, Fair Value Disclosure, Recurring	4,009	769	27
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial Paper [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate notes [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government sponsored enterprise issues [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Treasury securities [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Assets, Fair Value Disclosure, Recurring	38,357	69,021	84,116
Significant Other Observable Inputs (Level 2) [Member] | Certificates of Deposit [Member]
Assets
Assets, Fair Value Disclosure, Recurring		0	0
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Significant Other Observable Inputs (Level 2) [Member] | Commercial Paper [Member]
Assets
Assets, Fair Value Disclosure, Recurring	11,800	12,910	23,932
Significant Other Observable Inputs (Level 2) [Member] | Corporate notes [Member]
Assets
Assets, Fair Value Disclosure, Recurring	2,501	16,713	6,294
Significant Other Observable Inputs (Level 2) [Member] | Government sponsored enterprise issues [Member]
Assets
Assets, Fair Value Disclosure, Recurring	20,880	36,167	36,577
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury securities [Member]
Assets
Assets, Fair Value Disclosure, Recurring	3,176	3,231	17,313
Significant Unobservable Inputs (Level 3) [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Certificates of Deposit [Member]
Assets
Assets, Fair Value Disclosure, Recurring		0	0
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Commercial Paper [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Corporate notes [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Government sponsored enterprise issues [Member]
Assets
Assets, Fair Value Disclosure, Recurring	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasury securities [Member]
Assets
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0	$ 0